Operating segment information (Tables)	12 Months Ended
Dec. 31, 2019
Operating segment information
Schedule of operating segment information

		Operating
	Operating	assets_Tier 2	Expansion
Period from 19 December to 31 December 2019	assets_Tier 1	and other assets	assets	Total

Segment revenue (Note 5)
Sales to external customers	54,775	14,523	10,737	80,035
Intersegment sales				4,159
				84,194
Reconciliation:
Elimination of intersegment sales				(4,159)
Revenue				80,035

		Operating
	Operating	assets_Tier 2	Expansion
Period from 19 December to 31 December 2019	assets_Tier 1	and other assets	assets	Total

Segment results	6,222	977	(3,934)	3,265
Reconciliation:
Elimination of intersegment results				(2,784)
Depreciation and amortization				(14,931)
Finance income				779
Finance costs				(29,503)
Foreign exchange losses				(2,641)
Transaction costs of the Business Combination				(165,842)
Share-based compensation				(10,514)
Corporate and other unallocated expenses				(14,387)
Loss before tax				(236,558)